Schedule I - Condensed Financial Information of Parent Company (Statements of Income) (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING REVENUE	$ 1,067	$ 1,402	$ 1,070	$ 1,136	$ 1,062	$ 1,431	$ 1,185	$ 1,334	$ 4,675	$ 5,012	$ 5,460
Operating Expenses
Other operation and maintenance									901	895	857
Total operating expenses	954	1,150	934	1,010	959	1,239	985	1,195	4,048	4,378	4,883
OPERATING LOSS	113	252	136	126	103	192	200	139	627	634	577
Other Income (Expenses)
Interest expense									(266)	(253)	(292)
Loss on extinguishment of debt											(189)
Income from equity investments									1	(3)	(1)
Impairment losses									(12)
Total Other Expenses	(58)	(60)	(55)	(57)	(62)	(60)	(53)	(53)	(230)	(228)	(460)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE	55	192	81	69	41	132	147	86	397	406	117
INCOME TAX BENEFIT RELATED TO CONTINUING OPERATIONS	13	88	28	9	11	54	53	30	138	148	(2)
Net income from continuing operations	42	104	53	60	30	78	94	56	259	258	119
Income (Loss) from Discontinued Operations, net of Income Taxes	1	8	9	8	(11)	2		8	26	(1)	(87)
Net income	43	112	62	68	19	80	94	64	285	257	32
COMPREHENSIVE INCOME									300	300	167
EARNINGS PER SHARE
Basic earnings per share of common stock from Continuing Operations	$ 0.18	$ 0.46	$ 0.23	$ 0.27					$ 1.13	$ 1.14	$ 0.53
Basic earnings (loss) per share of common stock from discontinued operations		$ 0.03	$ 0.04	$ 0.03					$ 0.12		$ (0.39)
Basic earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30					$ 1.25	$ 1.14	$ 0.14
Diluted earnings per share of common stock from Continuing Operations	$ 0.18	$ 0.45	$ 0.23	$ 0.27					$ 1.12	$ 1.14	$ 0.53
Diluted earnings (loss) per share of common stock from Discontinued Operations		$ 0.04	$ 0.04	$ 0.03					$ 0.12		$ (0.39)
Diluted earnings per share of common stock	$ 0.18	$ 0.49	$ 0.27	$ 0.30					$ 1.24	$ 1.14	$ 0.14
Parent Company [Member]
OPERATING REVENUE
Operating Expenses
Other operation and maintenance									1	1	5
Total operating expenses									1	1	5
OPERATING LOSS									(1)	(1)	(5)
Other Income (Expenses)
Interest expense									(33)	(29)	(72)
Loss on extinguishment of debt											(189)
Income from equity investments									278	279	267
Impairment losses										(5)
Total Other Expenses									245	245	6
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAX EXPENSE									244	244	1
INCOME TAX BENEFIT RELATED TO CONTINUING OPERATIONS									(15)	(14)	(118)
Net income from continuing operations									259	258	119
Income (Loss) from Discontinued Operations, net of Income Taxes									26	(1)	(87)
Net income									285	257	32
COMPREHENSIVE INCOME									$ 300	$ 300	$ 167
EARNINGS PER SHARE
Basic earnings per share of common stock from Continuing Operations									$ 1.13	$ 1.14	$ 0.53
Basic earnings (loss) per share of common stock from discontinued operations									$ 0.12		$ (0.39)
Basic earnings per share of common stock									$ 1.25	$ 1.14	$ 0.14
Diluted earnings per share of common stock from Continuing Operations									$ 1.12	$ 1.14	$ 0.53
Diluted earnings (loss) per share of common stock from Discontinued Operations									$ 0.12		$ (0.39)
Diluted earnings per share of common stock									$ 1.24	$ 1.14	$ 0.14